Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 2,786,503
2026	2,100,975
2027	1,976,286
2028	1,748,639
2029	1,428,027
Thereafter	3,371,537
Total lease payments	13,411,967
Less: imputed interest	(1,878,606)
Present value of lease liabilities	$ 11,533,361	$ 13,889,443